Segment Information (Tables)	9 Months Ended
Dec. 31, 2011
Schedule of Segment Reporting Information, by Segment

Financial information of the segments for the nine months ended December 31, 2010 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥59,896	¥169,512	¥142,769	¥66,012	¥109,538	¥128,655	¥676,382
Segment profits	8,314	20,831	3,508	11,349	21,067	31,037	96,106

Financial information of the segments for the nine months ended December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥53,523	¥175,455	¥148,511	¥56,679	¥116,969	¥133,286	¥684,423
Segment profits (losses)	14,749	27,117	(2,877)	17,810	15,321	39,308	111,428

Financial information of the segments for the three months ended December 31, 2010 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥19,777	¥57,001	¥43,262	¥20,120	¥34,301	¥44,758	¥219,219
Segment profits	4,148	6,790	1,116	4,917	5,892	8,559	31,422

Financial information of the segments for the three months ended December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Segment revenues	¥17,463	¥57,909	¥52,605	¥16,513	¥37,140	¥41,978	¥223,608
Segment profits (losses)	6,193	8,805	(6,331)	2,879	8,466	10,239	30,251

Segment assets information as of March 31, 2011 and December 31, 2011 is as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
March 31, 2011	¥968,327	¥502,738	¥1,539,814	¥506,011	¥1,653,704	¥972,224	¥6,142,818
December 31, 2011	860,482	521,486	1,405,440	499,447	1,701,641	933,932	5,922,428

Schedule of Segment Reporting Information, by Segment, Table

The reconciliation of segment totals to consolidated financial statement amounts is as follows.

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Segment revenues:
Total revenues for segments	¥676,382	¥684,423
Revenues related to corporate assets	4,199	5,809
Revenues related to certain VIEs	39,192	32,097
Revenues from discontinued operations	(24,125)	(7,742)

Total consolidated revenues	¥695,648	¥714,587

Segment profits:
Total profits for segments	¥96,106	¥111,428
Corporate interest expenses, general and administrative expenses	(7,852)	(11,322)
Corporate write-downs of securities	(615)	—
Corporate net gains (losses) on investment securities	203	—
Corporate other gain (losses)	(2,293)	(291)
Gain (losses) related to assets or liabilities of certain VIEs	(1,578)	1,677
Discontinued operations	(10,594)	(1,670)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	1,786	2,690

Total consolidated income before income taxes and discontinued operations	¥75,163	¥102,512

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Segment revenues:
Total revenues for segments	¥219,219	¥223,608
Revenues related to corporate assets	1,172	754
Revenues related to certain VIEs	11,681	10,872
Revenues from discontinued operations	(5,614)	(2,408)

Total consolidated revenues	¥226,458	¥232,826

Segment profits:
Total profits for segments	¥31,422	¥30,251
Corporate interest expenses, general and administrative expenses	(2,756)	(4,150)
Corporate write-downs of securities	(615)	—
Corporate other gain (losses)	(263)	(1,452)
Gain (losses) related to assets or liabilities of certain VIEs	(118)	995
Discontinued operations	(4,906)	511
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	721	584

Total consolidated income before income taxes and discontinued operations	¥23,485	¥26,739

	Millions of yen
	March 31, 2011	December 31, 2011
Segment assets:
Total assets for segments	¥6,142,818	¥5,922,428
Cash and cash equivalents, restricted cash and time deposits	855,340	792,017
Allowance for doubtful receivables on direct financing leases and probable loan losses	(154,150)	(131,538)
Other receivables	182,013	166,126
Other corporate assets	543,728	571,484
Assets of certain VIEs	1,011,833	874,081

Total consolidated assets	¥8,581,582	¥8,194,598

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

For the nine months ended December 31, 2010

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥557,031	¥103,462	¥59,280	¥(24,125)	¥695,648
Income before Income Taxes	54,720	13,903	17,134	(10,594)	75,163
For the nine months ended December 31, 2011
	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥559,891	¥91,204	¥71,234	¥(7,742)	¥714,587
Income before Income Taxes	61,709	18,611	23,862	(1,670)	102,512

For the three months ended December 31, 2010

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥177,188	¥35,199	¥19,685	¥(5,614)	¥226,458
Income before Income Taxes	19,452	4,412	4,527	(4,906)	23,485

For the three months ended December 31, 2011

	Millions of yen
	Japan	The Americas *2	Other *3	Difference between Geographic Total and Consolidated Amounts	Total
Total Revenues	¥182,934	¥32,038	¥20,262	¥(2,408)	¥232,826
Income before Income Taxes	14,314	5,451	6,463	511	26,739

*Note:	1.	Results of discontinued operations are included in each amount attributed to each geographic area.
	2.	Mainly United States
	3.	Mainly Asia, Europe, Oceania and Middle East